Form N-1A Supplement	May 21, 2026
KraneShares Artificial Intelligence and Technology ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated May 21, 2026, to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information,
each dated August 1, 2025, as each may be supplemented and amended from time to time.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

Effective June 1, 2026, the name of the Fund is changing to “KraneShares Public-Private AI & Technology ETF.” As of that date, all references to “KraneShares Artificial Intelligence and Technology ETF” are hereby replaced with “KraneShares Public-Private AI & Technology ETF”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.